Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash		$ 1,882,545	$ 8,131,217
Restricted cash		3,130,335	130,270
Accounts receivable		174,426	78,722
Inventories		27,722	35,775
Marketable securities, at fair value		102,481	236,615
Amounts due from related parties		129,677	47,754
Due from brokers		652	76,380
Loan receivable from related parties		875,956	3,358,089
Other receivables and prepayments		744,008	593,478
Total current assets		7,067,802	12,688,300
Property, plant and equipment, net		2,825,059	3,731,116
Operating lease right-of-use assets		347,000	154,439
Long-term investments		9,744,958	4,156,907
Intangible assets, net		752,705	880,256
Long-term deposits		129,847	296,225
Total Assets		20,867,371	21,907,243
Current liabilities:
Amounts due to related parties		12,693	11,389
Accounts payable and accrued expenses		6,166,807	4,172,565
Finance lease liabilities current			47,923
Operating lease liabilities, current		310,548	145,391
Bank loan		3,000,000
Convertible notes		3,013,234
Total current liabilities		12,503,282	4,377,268
Finance lease liabilities, non-current
Operating lease liabilities, non-current		30,784	23,853
Loan payables to related parties		500,000
Total Liabilities		13,034,066	4,401,121
Commitments and contingencies
EQUITY
Class A Ordinary Shares ($10.00 par value; 6,000,000 shares authorized, 1,326,953 and 1,320,241 shares issued and outstanding as of December 31, 2022 and 2021, respectively(1))	[1]	13,269,528	13,202,408
Class B Ordinary Shares ($10.00 par value; 4,000,000 shares authorized, 2,243,776 shares issued and outstanding as of December 31, 2022 and 2021(1))	[1]	22,437,754	22,437,754
Additional paid-in capital		45,308,080	43,506,717
Accumulated other comprehensive income (loss)		33,807	(2,019)
Accumulated deficit		(65,337,075)	(55,537,515)
Total equity attributable to the shareholders of Aptorum Group Limited		15,712,094	23,607,345
Non-controlling interests		(7,878,789)	(6,101,223)
Total equity		7,833,305	17,506,122
Total Liabilities and Equity		$ 20,867,371	$ 21,907,243

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.